Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nicholas II, Inc.
Entity Central Index Key	0000723455
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
CLASS I
Shareholder Report [Line Items]
Fund Name	Nicholas II, Inc.
Class Name	Class I
Trading Symbol	NCTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class I (the "Class") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 1,018,447,632
Holdings Count | shares	69
Investment Company, Portfolio Turnover	17.28%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of March 31, 2025
Net Assets	$1,018,447,632
Number of Portfolio Holdings	69
Portfolio Turnover Rate	17.28%

Holdings [Text Block]
Top Ten Equity Holdings
As of March 31, 2025
Name	Percentage of Net Assets
CyberArk Software Ltd.	2.80%
O'Reilly Automotive, Inc.	2.42%
BJ's Wholesale Club Holdings, Inc.	2.41%
Corpay, Inc.	2.40%
Verisk Analytics Inc.	2.30%
Teledyne Technologies Incorporated	2.20%
TransUnion	2.05%
CBRE Group, Inc. Class A	2.03%
Dynatrace, Inc.	2.03%
Vulcan Materials Company	1.92%
Total of top ten	22.56%
Sector Diversification (As a Percentage of Total Investments)
As of March 31, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of March 31, 2025
Name	Percentage of Net Assets
CyberArk Software Ltd.	2.80%
O'Reilly Automotive, Inc.	2.42%
BJ's Wholesale Club Holdings, Inc.	2.41%
Corpay, Inc.	2.40%
Verisk Analytics Inc.	2.30%
Teledyne Technologies Incorporated	2.20%
TransUnion	2.05%
CBRE Group, Inc. Class A	2.03%
Dynatrace, Inc.	2.03%
Vulcan Materials Company	1.92%
Total of top ten	22.56%

CLASS N
Shareholder Report [Line Items]
Fund Name	Nicholas II, Inc.
Class Name	Class N
Trading Symbol	NNTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class N (the "Class") for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Class N	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 1,018,447,632
Holdings Count | shares	69
Investment Company, Portfolio Turnover	17.28%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of March 31, 2025
Net Assets	$1,018,447,632
Number of Portfolio Holdings	69
Portfolio Turnover Rate	17.28%

Holdings [Text Block]
Top Ten Equity Holdings
As of March 31, 2025
Name	Percentage of Net Assets
CyberArk Software Ltd.	2.80%
O'Reilly Automotive, Inc.	2.42%
BJ's Wholesale Club Holdings, Inc.	2.41%
Corpay, Inc.	2.40%
Verisk Analytics Inc.	2.30%
Teledyne Technologies Incorporated	2.20%
TransUnion	2.05%
CBRE Group, Inc. Class A	2.03%
Dynatrace, Inc.	2.03%
Vulcan Materials Company	1.92%
Total of top ten	22.56%
Sector Diversification (As a Percentage of Total Investments)
As of March 31, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of March 31, 2025
Name	Percentage of Net Assets
CyberArk Software Ltd.	2.80%
O'Reilly Automotive, Inc.	2.42%
BJ's Wholesale Club Holdings, Inc.	2.41%
Corpay, Inc.	2.40%
Verisk Analytics Inc.	2.30%
Teledyne Technologies Incorporated	2.20%
TransUnion	2.05%
CBRE Group, Inc. Class A	2.03%
Dynatrace, Inc.	2.03%
Vulcan Materials Company	1.92%
Total of top ten	22.56%